Prepaid Expenses and Other Assets, Current (Tables)	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other assets, current consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Research and development claims receivable	$41,517	$24,711
Prepayments	8,251	10,206
VAT receivable	1,309	3,124
Lease receivables from terminations	—	1,237
Other asset	545	—
Lease deposits receivable	544	—
Grant income receivable	281	414
Other receivable	10,660	199
Deferred cost	1,300	3,008
Total prepaid expenses and other current assets	$64,407	$42,899